Debt Securities Issued (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Debt Instruments Issued [Line Items]
Interest Accrued		$ 2,816,710	$ 408,511
DEBT SECURITIES ISSUED		12,816,710	595,354
Total Principal [member]
Disclosure Of Debt Instruments Issued [Line Items]
Debt Securities Gross		$ 10,000,000	186,843
Class 8 Volkswagen Financial Services [member]
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Sep. 30, 2020
Nominal Value		$ 0
Maturity Date		Mar. 30, 2023
Annual Nominal Rate	[1]	Tasa UVA (class 8)
Debt Securities Gross		$ 0	186,843
Class 10 Volkswagen Financial Services [member]
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Oct. 12, 2023
Nominal Value		$ 10,000,000
Maturity Date		Oct. 12, 2024
Annual Nominal Rate	[1]	BADLAR + 4.5% (class 10)
Debt Securities Gross		$ 10,000,000	$ 0

[1]	Floating rate: BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.